Earnings per share - Computation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 70.3	€ 77.6	€ 175.7	€ 168.0
Weighted average Ordinary Shares and shares issuable solely after the passage of time in millions	161.4	170.3	162.5	172.8
Basic earnings per share	€ 0.44	€ 0.46	€ 1.08	€ 0.97
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 70.3	€ 77.6	€ 175.7	€ 168.0
Weighted average Ordinary Shares, shares issuable solely after the passage of time and potential ordinary shares in millions	161.5	170.3	162.7	172.9
Diluted earnings per share	€ 0.44	€ 0.46	€ 1.08	€ 0.97